EQUITY	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
EQUITY

NOTE 19. EQUITY

Issuance of Common Stock

DOMINION ENERGY

Dominion Energy maintains Dominion Energy Direct® and a number of employee savings plans through which contributions may be invested in Dominion Energy’s common stock. These shares may either be newly issued or purchased on the open market with proceeds contributed to these plans. In January 2014, Dominion Energy began purchasing its common stock on the open market for these plans. In April 2014, Dominion Energy began issuing new common shares for these direct stock purchase plans.

During 2017, Dominion Energy received cash proceeds, net of fees and commissions, of $1.3 billion from the issuance of approximately 17 million shares of common stock through various programs resulting in approximately 645 million shares of common stock outstanding at December 31, 2017. These proceeds include cash of $302 million received from the issuance of 3.8 million of such shares through Dominion Energy Direct® and employee savings plans.

In July 2017, Dominion Energy issued 12.5 million shares under the related stock purchase contracts entered into as part of Dominion Energy’s 2014 Equity Units and received proceeds of $1.0 billion.

In both April 2016 and July 2016, Dominion Energy issued 8.5 million shares under the related stock purchase contracts entered into as part of Dominion Energy’s 2013 Equity Units and received $1.1 billion of total proceeds. Additionally, Dominion Energy completed a market issuance of equity in April 2016 of 10.2 million shares and received proceeds of $756 million through a registered underwritten public offering. A portion of the net proceeds was used to finance the Dominion Energy Questar Combination. See Note 3 for more information.

In June 2017, Dominion Energy filed an SEC shelf registration for the sale of debt and equity securities including the ability to sell common stock through an at-the-market program. Also in June 2017, Dominion Energy entered into three separate sales agency agreements to effect sales under the program and pursuant to which it may offer from time to time up to $500 million aggregate amount of its common stock. Sales of common stock can be made by means of privately negotiated transactions, as transactions on the NYSE at market prices or in such other transactions as are agreed upon by Dominion Energy and the sales agents in conformance with applicable securities laws. In January 2018, Dominion Energy provided sales instructions to one of the sales agents and has issued 6.6 million shares through at-the-market issuances and received cash proceeds of $495 million, net of fees and commissions paid of $5 million. Following these issuances, Dominion Energy has no remaining ability to issue stock under the 2017 sales agency agreements and has completed the program.

VIRGINIA POWER

In 2017, 2016 and 2015, Virginia Power did not issue any shares of its common stock to Dominion Energy.

Shares Reserved for Issuance

At December 31, 2017, Dominion Energy had approximately 67 million shares reserved and available for issuance for Dominion Energy Direct®, employee stock awards, employee savings plans, director stock compensation plans and issuance in connection with stock purchase contracts. See Note 17 for more information.

Repurchase of Common Stock

Dominion Energy did not repurchase any shares in 2017 or 2016 and does not plan to repurchase shares during 2018, except for shares tendered by employees to satisfy tax withholding obligations on vested restricted stock, which do not count against its stock repurchase authorization.

Purchase of Dominion Energy Midstream Units

In September 2015, Dominion Energy initiated a program to purchase from the market up to $50 million of common units representing limited partner interests in Dominion Energy Midstream, which expired in September 2016. Dominion Energy purchased approximately 658,000 common units for $17 million and 887,000 common units for $25 million for the years ended December 31, 2016 and 2015, respectively.

Issuance of Dominion Energy Midstream Units

In 2017, Dominion Energy Midstream received $18 million of proceeds from the issuance of common units through its at-the-market program.

In 2016, Dominion Energy Midstream received $482 million of proceeds from the issuance of common units and $490 million of proceeds from the issuance of convertible preferred units. The net proceeds were primarily used to finance a portion of the acquisition of Dominion Energy Questar Pipeline from Dominion Energy. See Note 3 for more information.

The holders of the convertible preferred units are entitled to receive cumulative quarterly distributions payable in cash or additional convertible preferred units, subject to certain conditions. The units are convertible into Dominion Energy Midstream common units on a one-for-one basis, subject to certain adjustments, (i) in whole or in part at the option of the unitholders any time after December 1, 2018 or, (ii) in whole or in part at Dominion Energy Midstream’s option, subject to certain conditions, any time after December 1, 2019. The conversion of such units would result in a potential increase to Dominion Energy’s net income attributable to noncontrolling interests.

Accumulated Other Comprehensive Income (Loss)

Presented in the table below is a summary of AOCI by component:

At December 31,	2017	2016
(millions)
Dominion Energy
Net deferred losses on derivatives-hedging activities, net of tax of $188 and $173	$(301)	$(280)
Net unrealized gains on nuclear decommissioning trust funds, net of tax of $(419) and $(318)	747	569
Net unrecognized pension and other postretirement benefit costs, net of tax of $692 and $691	(1,101)	(1,082)
Other comprehensive loss from equity method investees, net of tax of $2 and $4	(3)	(6)
Total AOCI, including noncontrolling interest	$(658)	$(799)
Less other comprehensive income attributable to noncontrolling interest	1	—
Total AOCI, excluding noncontrolling interest	$(659)	$(799)
Virginia Power
Net deferred losses on derivatives-hedging activities, net of tax of $8 and $5	$(12)	$(8)
Net unrealized gains on nuclear decommissioning trust funds, net of tax of $(47) and $(35)	74	54
Total AOCI	$62	$46
Dominion Energy Gas
Net deferred losses on derivatives-hedging activities, net of tax of $15 and $15	$(23)	$(24)
Net unrecognized pension costs, net of tax of $59 and $68	(75)	(99)
Total AOCI	$(98)	$(123)

DOMINION ENERGY

The following table presents Dominion Energy’s changes in AOCI by component, net of tax:

	Deferred gains and losses on derivatives- hedging activities	Unrealized gains and losses on investment securities	Unrecognized pension and other postretirement benefit costs	Other comprehensive loss from equity method investees	Total
(millions)
Year Ended December 31, 2017
Beginning balance	$(280)	$569	$(1,082)	$(6)	$(799)
Other comprehensive income before reclassifications: gains (losses)	8	215	(69)	3	157
Amounts reclassified from AOCI: (gains) losses(1)	(29)	(37)	50	—	(16)
Net current period other comprehensive income (loss)	(21)	178	(19)	3	141
Less other comprehensive income attributable to noncontrolling interest	1	—	—	—	1
Ending balance	$(302)	$747	$(1,101)	$(3)	$(659)
Year Ended December 31, 2016
Beginning balance	$(176)	$504	$ (797)	$(5)	$(474)
Other comprehensive income before reclassifications: gains (losses)	55	93	(319)	(1)	(172)
Amounts reclassified from AOCI: (gains) losses(1)	(159)	(28)	34	—	(153)
Net current period other comprehensive income (loss)	(104)	65	(285)	(1)	(325)
Ending balance	$(280)	$569	$(1,082)	$(6)	$(799)

(1)	See table below for details about these reclassifications.

The following table presents Dominion Energy’s reclassifications out of AOCI by component:

Details about AOCI components	Amounts reclassified from AOCI	Affected line item in the Consolidated Statements of Income
(millions)
Year Ended December 31, 2017
Deferred (gains) and losses on derivatives-hedging activities:
Commodity contracts	$ (81)	Operating revenue
	2	Purchased gas
Interest rate contracts	52	Interest and related charges
Foreign currency contracts	(20)	Other Income
Total	(47)
Tax	18	Income tax expense
Total, net of tax	$ (29)
Unrealized (gains) and losses on investment securities:
Realized (gain) loss on sale of securities	$ (81)	Other income
Impairment	23	Other income
Total	(58)
Tax	21	Income tax expense
Total, net of tax	$ (37)
Unrecognized pension and other postretirement benefit costs:
Amortization of prior-service costs (credits)	$ (21)	Other income
Amortization of actuarial losses	103	Other income
Total	82
Tax	(32)	Income tax expense
Total, net of tax	$ 50
Year Ended December 31, 2016
Deferred (gains) and losses on derivatives-hedging activities:
Commodity contracts	$(330)	Operating revenue
	13	Purchased gas
	10	Electric fuel and other energy-related purchases
Interest rate contracts	31	Interest and related charges
Foreign currency contracts	17	Other Income
Total	(259)
Tax	100	Income tax expense
Total, net of tax	$(159)
Unrealized (gains) and losses on investment securities:
Realized (gain) loss on sale of securities	$ (66)	Other income
Impairment	23	Other income
Total	(43)
Tax	15	Income tax expense
Total, net of tax	$ (28)
Unrecognized pension and other postretirement benefit costs:
Prior-service costs (credits)	$ (15)	Other income
Actuarial losses	71	Other income
Total	56
Tax	(22)	Income tax expense
Total, net of tax	$ 34

VIRGINIA POWER

The following table presents Virginia Power’s changes in AOCI by component, net of tax:

	Deferred gains and losses on derivatives- hedging activities	Unrealized gains and losses on investment securities	Total
(millions)

Year Ended December 31, 2017
Beginning balance	$ (8)	$54	$46
Other comprehensive income before reclassifications: gains (losses)	(5)	24	19
Amounts reclassified from AOCI: (gains) losses(1)	1	(4)	(3)
Net current period other comprehensive income (loss)	(4)	20	16
Ending balance	$(12)	$74	$62
Year Ended December 31, 2016
Beginning balance	$ (7)	$47	$40
Other comprehensive income before reclassifications: gains (losses)	(2)	11	9
Amounts reclassified from AOCI: (gains) losses(1)	1	(4)	(3)
Net current period other comprehensive income (loss)	(1)	7	6
Ending balance	$ (8)	$54	$46

(1)	See table below for details about these reclassifications.

The following table presents Virginia Power’s reclassifications out of AOCI by component:

Details about AOCI components	Amounts reclassified from AOCI	Affected line item in the Consolidated Statements of Income
(millions)
Year Ended December 31, 2017
(Gains) losses on cash flow hedges:
Interest rate contracts	$ 1	Interest and related charges
Total	1
Tax	—	Income tax expense
Total, net of tax	$ 1
Unrealized (gains) and losses on investment securities:
Realized (gain) loss on sale of securities	$(9)	Other income
Impairment	2	Other income
Total	(7)
Tax	3	Income tax expense
Total, net of tax	$(4)
Year Ended December 31, 2016
(Gains) losses on cash flow hedges:
Interest rate contracts	$ 1	Interest and related charges
Total	1
Tax	—	Income tax expense
Total, net of tax	$ 1
Unrealized (gains) and losses on investment securities:
Realized (gain) loss on sale of securities	$(9)	Other income
Impairment	3	Other income
Total	(6)
Tax	2	Income tax expense
Total, net of tax	$(4)

DOMINION ENERGY GAS

The following table presents Dominion Energy Gas’ changes in AOCI by component, net of tax:

	Deferred gains and losses on derivatives- hedging activities	Unrecognized pension costs	Total
(millions)
Year Ended December 31, 2017
Beginning balance	$(24)	$(99)	$(123)
Other comprehensive income before reclassifications: gains (losses)	5	20	25
Amounts reclassified from AOCI(1): (gains) losses	(4)	4	—
Net current period other comprehensive income (loss)	1	24	25
Ending balance	$(23)	$(75)	$ (98)
Year Ended December 31, 2016
Beginning balance	$(17)	$(82)	$ (99)
Other comprehensive income before reclassifications: gains (losses)	(16)	(20)	(36)
Amounts reclassified from AOCI(1): (gains) losses	9	3	12
Net current period other comprehensive income (loss)	(7)	(17)	(24)
Ending balance	$(24)	$(99)	$(123)

(1)	See table below for details about these reclassifications.

The following table presents Dominion Energy Gas’ reclassifications out of AOCI by component:

Details about AOCI components	Amounts reclassified from AOCI	Affected line item in the Consolidated Statements of Income
(millions)

Year Ended December 31, 2017
Deferred (gains) and losses on derivatives-hedging activities:
Commodity contracts	$ 8	Operating revenue
Interest rate contracts	5	Interest and related charges
Foreign currency contracts	(20)	Other income
Total	(7)
Tax	3	Income tax expense
Total, net of tax	$ (4)
Unrecognized pension costs:
Actuarial losses	$ 6	Other income
Total	6
Tax	(2)	Income tax expense
Total, net of tax	$ 4
Year Ended December 31, 2016
Deferred (gains) and losses on derivatives-hedging activities:
Commodity contracts	$ (4)	Operating revenue
Interest rate contracts	2	Interest and related charges
Foreign currency contracts	17	Other income
Total	15
Tax	(6)	Income tax expense
Total, net of tax	$ 9
Unrecognized pension costs:
Actuarial losses	$ 5	Other income
Total	5
Tax	(2)	Income tax expense
Total, net of tax	$ 3

Stock-Based Awards

The 2005 and 2014 Incentive Compensation Plans permit stock-based awards that include restricted stock, performance grants, goal-based stock, stock options, and stock appreciation rights. The Non-Employee Directors Compensation Plan permits grants of restricted stock and stock options. Under provisions of these plans, employees and non-employee directors may be granted options to purchase common stock at a price not less than its fair market value at the date of grant with a maximum term of eight years. Option terms are set at the discretion of the CGN Committee of the Board of Directors or the Board of Directors itself, as provided under each plan. At December 31, 2017, approximately 23 million shares were available for future grants under these plans.

Goal-based stock awards are granted in lieu of cash-based performance grants to certain officers who have not achieved a certain targeted level of share ownership. As of December 31, 2017, unrecognized compensation cost related to nonvested goal-based stock awards was immaterial.

Dominion Energy measures and recognizes compensation expense relating to share-based payment transactions over the vesting period based on the fair value of the equity or liability instruments issued. Dominion Energy’s results for the years ended December 31, 2017, 2016 and 2015 include $45 million, $33 million, and $39 million, respectively, of compensation costs and $16 million, $11 million, and $14 million, respectively of income tax benefits related to Dominion Energy’s stock-based compensation arrangements. Stock-based compensation cost is reported in other operations and maintenance expense in Dominion Energy’s Consolidated Statements of Income. Excess Tax Benefits are classified as a financing cash flow.

RESTRICTED STOCK

Restricted stock grants are made to officers under Dominion Energy’s LTIP and may also be granted to certain key non-officer employees from time to time. The fair value of Dominion Energy’s restricted stock awards is equal to the closing price of Dominion Energy’s stock on the date of grant. New shares are issued for restricted stock awards on the date of grant and generally vest over a three-year service period. The following table provides a summary of restricted stock activity for the years ended December 31, 2017, 2016 and 2015:

	Shares	Weighted - average Grant Date Fair Value
	(thousands)
Nonvested at December 31, 2014	1,065	$56.74
Granted	302	73.26
Vested	(510)	50.71
Cancelled and forfeited	(2)	62.62
Nonvested at December 31, 2015	855	$66.16
Granted	372	71.67
Vested	(301)	56.83
Cancelled and forfeited	(40)	71.75
Nonvested at December 31, 2016	886	$71.40
Granted	454	74.24
Vested	(287)	68.90
Cancelled and forfeited	(10)	72.37
Nonvested at December 31, 2017	1,043	$73.32

As of December 31, 2017, unrecognized compensation cost related to nonvested restricted stock awards totaled $42 million and is expected to be recognized over a weighted-average period of 2.0 years. The fair value of restricted stock awards that vested was $21 million, $21 million, and $37 million in 2017, 2016 and 2015, respectively. Employees may elect to have shares of restricted stock withheld upon vesting to satisfy tax withholding obligations. The number of shares withheld will vary for each employee depending on the vesting date fair market value of Dominion Energy stock and the applicable federal, state and local tax withholding rates.

CASH-BASED PERFORMANCE GRANTS

Cash-based performance grants are made to Dominion Energy’s officers under Dominion Energy’s LTIP. The actual payout of cash-based performance grants will vary between zero and 200% of the targeted amount based on the level of performance metrics achieved.

In February 2015, a cash-based performance grant was made to officers. Payout of the performance grant occurred in January 2017 based on the achievement of two performance metrics during 2015 and 2016: TSR relative to that of companies listed as members of the Philadelphia Utility Index as of the end of the performance period and ROIC. The total of the payout under the grant was $10 million.

In February 2016, a cash-based performance grant was made to officers. Payout of the performance grant occurred in January 2018 based on the achievement of two performance metrics during 2016 and 2017: TSR relative to that of companies listed as members of the Philadelphia Utility Index as of the end of the performance period and ROIC. The total of the payout under the grant was $12 million.

In February 2017, two cash-based performance grants were made to officers as the Company transitioned from a two-year performance period to a three-year performance period. Payout of the two-year grant is expected to occur by March 15, 2019 based on the achievement of two performance metrics during 2017 and 2018: TSR relative to that of companies that are members of the Company’s compensation peer group and ROIC. At December 31, 2017, the targeted amount of the two-year grant was $15 million and a liability of $7 million had been accrued for this award. Payout of the three-year cash-based performance grant is expected to occur by March 15, 2020 based on the achievement of two performance metrics during 2017, 2018 and 2019: TSR relative to that of companies that are members of the Company’s compensation peer group and ROIC. At December 31, 2017, the targeted amount of the three-year grant was $15 million and a liability of $5 million had been accrued for the award.